Quarterly Report
February 28, 2021
MFS®  Blended Research®
Value Equity Fund
BRU-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 3.1%
Honeywell International, Inc.	17,852	$3,612,352
Huntington Ingalls Industries, Inc.	4,454	783,503
L3Harris Technologies, Inc.	5,591	1,017,059
Lockheed Martin Corp.	1,195	394,649
Northrop Grumman Corp.	5,451	1,589,839
		$7,397,402
Apparel Manufacturers – 0.3%
PVH Corp.	7,887	$788,385
Automotive – 1.2%
Lear Corp.	17,629	$2,928,001
Biotechnology – 1.2%
Biogen, Inc. (a)	4,145	$1,131,088
Gilead Sciences, Inc.	20,081	1,232,973
Vertex Pharmaceuticals, Inc. (a)	2,223	472,499
		$2,836,560
Broadcasting – 0.5%
Walt Disney Co. (a)	6,551	$1,238,401
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp.	23,227	$1,433,570
Business Services – 2.4%
Accenture PLC, “A”	5,050	$1,267,045
Fidelity National Information Services, Inc.	8,683	1,198,254
Fiserv, Inc. (a)	20,155	2,325,282
Global Payments, Inc.	4,352	861,653
		$5,652,234
Cable TV – 2.6%
Charter Communications, Inc., “A” (a)	4,915	$3,014,959
Comcast Corp., “A”	62,069	3,272,278
		$6,287,237
Chemicals – 1.0%
Eastman Chemical Co.	22,825	$2,493,860
Computer Software – 1.3%
Microsoft Corp.	13,571	$3,153,629
Computer Software - Systems – 1.0%
Arrow Electronics, Inc. (a)	8,653	$867,550
Synnex Corp.	4,643	413,970
Zebra Technologies Corp., “A” (a)	2,421	1,209,120
		$2,490,640
Construction – 1.3%
D.R. Horton, Inc.	19,539	$1,501,963
Sherwin-Williams Co.	1,406	956,558
Toll Brothers, Inc.	12,070	644,779
		$3,103,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
Colgate-Palmolive Co.	23,825	$1,791,640
Kimberly-Clark Corp.	16,825	2,159,152
Procter & Gamble Co.	2,115	261,266
		$4,212,058
Containers – 0.5%
Graphic Packaging Holding Co.	68,939	$1,094,062
Electrical Equipment – 1.0%
Johnson Controls International PLC	28,020	$1,563,236
Littlefuse, Inc.	2,834	737,463
		$2,300,699
Electronics – 4.4%
Applied Materials, Inc.	26,822	$3,170,092
Intel Corp.	101,510	6,169,778
Texas Instruments, Inc.	6,693	1,153,003
		$10,492,873
Energy - Independent – 3.1%
ConocoPhillips	41,930	$2,180,779
Diamondback Energy, Inc.	24,666	1,708,861
EOG Resources, Inc.	21,347	1,378,162
Valero Energy Corp.	28,438	2,189,157
		$7,456,959
Energy - Integrated – 0.9%
Exxon Mobil Corp.	40,717	$2,213,783
Engineering - Construction – 0.6%
Quanta Services, Inc.	17,852	$1,496,890
Food & Beverages – 2.2%
General Mills, Inc.	28,360	$1,560,084
J.M. Smucker Co.	8,367	937,104
Mondelez International, Inc.	19,247	1,023,170
PepsiCo, Inc.	13,288	1,716,677
		$5,237,035
Food & Drug Stores – 1.4%
Wal-Mart Stores, Inc.	26,435	$3,434,435
Gaming & Lodging – 0.9%
Marriott International, Inc., “A” (a)	14,620	$2,164,783
General Merchandise – 0.6%
Dollar General Corp.	7,067	$1,335,592
Health Maintenance Organizations – 1.1%
Cigna Corp.	3,619	$759,628
Humana, Inc.	4,749	1,802,958
		$2,562,586
Insurance – 5.8%
Berkshire Hathaway, Inc., “B” (a)	13,509	$3,249,050
Chubb Ltd.	18,187	2,956,843
Equitable Holdings, Inc.	51,458	1,521,613
Hartford Financial Services Group, Inc.	42,396	2,149,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
MetLife, Inc.	56,642	$3,262,579
Reinsurance Group of America, Inc.	7,140	872,722
		$14,011,860
Internet – 2.6%
Alphabet, Inc., “A” (a)	2,368	$4,787,883
Facebook, Inc., “A” (a)	5,537	1,426,442
		$6,214,325
Leisure & Toys – 2.7%
Activision Blizzard, Inc.	16,518	$1,579,286
Brunswick Corp.	11,199	989,656
Electronic Arts, Inc.	16,568	2,219,615
Mattel, Inc. (a)	56,111	1,133,442
Polaris, Inc.	4,560	536,985
		$6,458,984
Machinery & Tools – 4.8%
AGCO Corp.	26,119	$3,381,888
Eaton Corp. PLC	32,562	4,239,247
Regal Beloit Corp.	20,446	2,794,355
Roper Technologies, Inc.	3,078	1,162,314
		$11,577,804
Major Banks – 10.0%
Bank of America Corp.	198,451	$6,888,234
Goldman Sachs Group, Inc.	11,810	3,773,059
JPMorgan Chase & Co.	28,386	4,177,568
Morgan Stanley	26,422	2,031,059
PNC Financial Services Group, Inc.	25,079	4,222,300
State Street Corp.	8,411	612,068
Wells Fargo & Co.	66,439	2,403,099
		$24,107,387
Medical & Health Technology & Services – 2.1%
HCA Healthcare, Inc.	14,063	$2,419,258
McKesson Corp.	8,828	1,496,522
Quest Diagnostics, Inc.	5,942	686,836
Universal Health Services, Inc.	4,340	543,932
		$5,146,548
Medical Equipment – 4.0%
Abbott Laboratories	8,229	$985,669
Boston Scientific Corp. (a)	24,647	955,811
Danaher Corp.	7,489	1,645,109
Medtronic PLC	44,642	5,221,775
Thermo Fisher Scientific, Inc.	1,513	680,971
		$9,489,335
Natural Gas - Distribution – 1.7%
Sempra Energy	19,334	$2,242,357
UGI Corp.	46,594	1,785,016
		$4,027,373
Natural Gas - Pipeline – 0.3%
Equitrans Midstream Corp.	45,802	$331,148
Targa Resources Corp.	15,463	478,271
		$809,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.5%
Ciena Corp. (a)	11,214	$585,035
QTS Realty Trust, Inc., REIT, “A”	8,777	545,227
		$1,130,262
Oil Services – 1.2%
NOV, Inc.	47,802	$721,810
Schlumberger Ltd.	72,907	2,034,835
		$2,756,645
Other Banks & Diversified Financials – 4.1%
Citigroup, Inc.	69,666	$4,589,596
Moody's Corp.	4,061	1,116,328
S&P Global, Inc.	4,621	1,521,973
SLM Corp.	75,742	1,195,966
U.S. Bancorp	30,339	1,516,950
		$9,940,813
Pharmaceuticals – 5.1%
Eli Lilly & Co.	9,935	$2,035,582
Johnson & Johnson	47,580	7,539,527
Merck & Co., Inc.	30,518	2,216,217
Pfizer, Inc.	16,821	563,335
		$12,354,661
Pollution Control – 0.6%
Waste Management, Inc.	11,965	$1,326,799
Railroad & Shipping – 1.7%
CSX Corp.	32,578	$2,982,516
Kansas City Southern Co.	5,376	1,141,540
		$4,124,056
Real Estate – 5.2%
Brixmor Property Group, Inc., REIT	50,172	$987,385
Omega Healthcare Investors, Inc., REIT	54,620	2,028,587
Public Storage, Inc., REIT	5,025	1,175,548
Spirit Realty Capital, Inc., REIT	39,493	1,698,989
STAG Industrial, Inc., REIT	23,461	740,195
Starwood Property Trust, Inc., REIT	90,508	2,066,298
STORE Capital Corp., REIT	45,576	1,524,061
W.P. Carey, Inc., REIT	8,954	613,707
Weyerhaeuser Co., REIT	51,871	1,756,871
		$12,591,641
Restaurants – 1.1%
Starbucks Corp.	17,920	$1,935,898
Yum China Holdings, Inc.	10,169	608,513
		$2,544,411
Specialty Chemicals – 1.9%
Dow, Inc.	26,958	$1,598,879
DuPont de Nemours, Inc.	20,217	1,421,660
Linde PLC	6,741	1,646,624
		$4,667,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.0%
Home Depot, Inc.	8,801	$2,273,650
Target Corp.	7,476	1,371,398
TJX Cos., Inc.	16,695	1,101,703
		$4,746,751
Telecommunications - Wireless – 1.7%
SBA Communications Corp., REIT	4,914	$1,253,709
T-Mobile USA, Inc. (a)	23,083	2,769,267
		$4,022,976
Telephone Services – 0.7%
AT&T, Inc.	31,269	$872,092
Verizon Communications, Inc.	13,859	766,403
		$1,638,495
Tobacco – 1.2%
Altria Group, Inc.	14,529	$633,464
Philip Morris International, Inc.	27,700	2,327,354
		$2,960,818
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	21,441	$926,251
United Parcel Service, Inc., “B”	8,664	1,367,439
		$2,293,690
Utilities - Electric Power – 2.6%
Edison International	11,997	$647,718
Exelon Corp.	85,236	3,290,110
NRG Energy, Inc.	25,416	927,938
Southern Co.	25,122	1,424,920
		$6,290,686
Total Common Stocks		$239,037,876
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.07% (v)	948,784	$948,784

Other Assets, Less Liabilities – 0.0%		115,866
Net Assets – 100.0%		$240,102,526
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $948,784 and $239,037,876, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$239,037,876	$—	$—	$239,037,876
Mutual Funds	948,784	—	—	948,784
Total	$239,986,660	$—	$—	$239,986,660
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,980,316	$54,470,740	$55,502,106	$(166)	$—	$948,784

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,398	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.